Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Dividends received	$ 31,113	$ 97,146	$ 11,005